Prepayments and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2021
Receivables [Abstract]
Schedule of Prepayments and Other Receivables

Prepayments and other receivables consists of the following as of March 31, 2021 and 2020:

	2021	2020
Deposit	155,830	123,965
Receivable of consideration on disposal of subsidiaries	258,929	-
Other receivables	269,402	108,009
	$684,161	$231,974